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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abingworth LLP

Address: Princes House, 38 Jermyn Street, London, England SW1Y 6DN

Form 13F File Number: 28-14285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Abell

Title:   Member

Phone:   +44 (0)20 7534 1500


Signature, Place, and Date of Signing:

/s/ James Abell            London, UK                  February 7, 2012
_______________________    ________________________    _______________________
        (Name)                  (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 25 items

Form 13F Information Table Value Total: $161,441 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
1     Not applicable      Abingworth Management Limited

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                          FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ --------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                     VOTING AUTHORITY
                               TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER           CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ --------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALEXZA PHARMACEUTICALS INC        COM     15384100   2,361  2,869,207  SH       DEFINED      1     2,869,207
ALLOS THERAPEUTICS INC            COM     19777101     374    265,000  SH       DEFINED      1       265,000
ALNYLAM PHARMACEUTICALS INC       COM    02043Q107  14,766  1,814,053  SH       DEFINED      1     1,814,053
AMARIN CORP PLC                SPONS ADR  23111206  59,061  7,895,826  SH       DEFINED      1     7,895,826
ASTEX PHARMACEUTICALS             COM    04624B103   8,431  4,484,697  SH       DEFINED      1     4,484,697
AVANIR PHARMACEUTICALS INC       CL A    05348P401     230    112,500  SH       DEFINED      1       112,500
CELLDEX THERAPEUTICS INC          COM    15117B103     886    343,396  SH       DEFINED      1       343,396
CARDIOME PHARMA CORP              COM    14159U202   1,260    480,856  SH       DEFINED      1       480,856
CLOVIS ONCOLOGY                   COM    189464100  18,264  1,303,668  SH       DEFINED      1     1,303,668
CORNERSTONE THERAPEUTICS INC      COM    21924P103     473     84,742  SH       DEFINED      1        84,742
ENTREMED INC                      COM    29382F202      67     70,760  SH       DEFINED      1        70,760
EXELIXIS INC                      COM    30161Q104   1,963    415,000  SH       DEFINED      1       415,000
INCYTE CORP                       COM    45337C102  12,448    830,417  SH       DEFINED      1       830,417
ISIS PHARMACEUTICALS INC         NOTE    464337AE4   1,152      1,280 PRN       DEFINED      1         1,280
ISIS PHARMACEUTICALS INC          COM    464330109   1,927    267,578  SH       DEFINED      1       267,578
MEDICINES CO                      COM    584688105   1,994    107,000  SH       DEFINED      1       107,000
MICROMET INC                      COM    59509C105  15,078  2,102,860  SH       DEFINED      1     2,102,860
NEKTAR THERAPEUTICS               COM    640268108   3,711    663,946  SH       DEFINED      1       663,946
NOVAVAX INC                       COM    670002104   1,865  1,503,824  SH       DEFINED      1     1,503,824
ONCOGENEX PHARMACEUTICALS INC     COM    68230A106   7,046    603,740  SH       DEFINED      1       603,740
PONIARD PHARMACEUTICALS INC       COM    732449301      10      4,556  SH       DEFINED      1         4,556
SUNESIS PHARMACEUTICALS INC       COM    867328502     149    129,358  SH       DEFINED      1       129,358
SYNAGEVA                          COM    896263100   1,703     64,000  SH       DEFINED      1        64,000
ZALICUS INC                       COM    98887C105   1,037    864,044  SH       DEFINED      1       864,044
ZOGENIX INC                       COM    98978L105   5,184  2,335,218  SH       DEFINED      1     2,335,218